Derivative Instruments - Summary of Derivative Instrument Positions for Future Production Periods (Detail)	12 Months Ended
Dec. 31, 2014 MMBTU
Production Period January 2015 - December 2015 [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (MMBtu/d)	66,219
Weighted Average Price ($/MMBtu)	3.797
Production Period January 2016 - December 2016 [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (MMBtu/d)	25,000
Weighted Average Price ($/MMBtu)	3.660
Swap [Member] | Production Period January 2015 - March 2015 [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (MMBtu/d)	25,000
Weighted Average Price ($/MMBtu)	(1.067)
Swap [Member] | Production Period April 2015 - October 2015 [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (MMBtu/d)	25,000
Weighted Average Price ($/MMBtu)	(1.208)
Put Option [Member] | Purchased Put [Member] | Production Period January 2015 - March 2015 [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (MMBtu/d)	5,000
Weighted Average Price ($/MMBtu)	4.000
Put Option [Member] | Purchased Put [Member] | Floor [Member] | Production Period January 2015 - December 2015 [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (MMBtu/d)	15,000
Weighted Average Price ($/MMBtu)	3.600
Put Option [Member] | Sold Put [Member] | Production Period January 2015 - December 2015 [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (MMBtu/d)	16,800
Weighted Average Price ($/MMBtu)	3.350
Put Option [Member] | Sold Put [Member] | Floor [Member] | Production Period January 2015 - December 2015 [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (MMBtu/d)	15,000
Weighted Average Price ($/MMBtu)	3.000
Call Option [Member] | Sold Put [Member] | Production Period January 2015 - March 2015 [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (MMBtu/d)	5,000
Weighted Average Price ($/MMBtu)	4.750
Call Option [Member] | Sold Put [Member] | Ceiling [Member] | Production Period January 2015 - December 2015 [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (MMBtu/d)	15,000
Weighted Average Price ($/MMBtu)	3.800